[LETTERHEAD OF CLIFFORD CHANCE US LLP]

April 28, 2008

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:                               PowerShares Exchange-Traded Fund Trust

Securities Act File No. 333-102228

Post-Effective Amendment No. 181

Investment Company Act File No. 811-21265

Amendment No. 183

Ladies and Gentlemen:

On behalf of the PowerShares Exchange-Traded Fund Trust  (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 181 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A.

This filing is made pursuant to Rule 485(a) under the 1933 Act for the purpose of reflecting the inclusion of global securities in the Underlying Index and to make other stylistic revisions. We anticipate making a subsequent filing to include any necessary exhibits. No fees are required in connection with filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss